Share capital and capital surplus (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	131,356,980	131,356,980
Share capital	¥ 91	¥ 91
Number of shares for each warrant	1
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	131,356,980	131,356,980
Share capital	¥ 91	¥ 91
Number of shares outstanding	131,356,980	131,356,980